T. ROWE PRICE Spectrum Conservative Allocation Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.5%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.168%, 4/15/35 (1) 440,000 440
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 670,000 674
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.923%, 10/20/34 (1) 250,000 251
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 375,000 376
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 418
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 249
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 219
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 64,122 64
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 130,000 133
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.448%, 12/26/31 (1) 126,963 127
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.848%, 12/26/31 (1) 122,079 123
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/34 (1) 250,000 249
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 62,310 62
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 257
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 66

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  235,000 238
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  115,000 116
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  135,000 137
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 207
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 322
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 315,606 318
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.649%, 1/18/38 (1) 425,000 427
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.968%, 1/15/40 (1) 250,000 250
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 148,578 149
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 751
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 111
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 265,000 267
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 170,000 171
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 478,207 472

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 123,154 123
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 245,627 240
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 1/15/38 (1) 265,000 266
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 107,223 111
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 86,209 89
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 270,000 271
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 266
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 152
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 105,000 107
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 290,000 293
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  63,154 63
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 92
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 201
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 916
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.218%, 1/15/38 (1) 250,000 251

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 230,000 238
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 230,400 214
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 306,989 318
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 131
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 140,000 141
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 176,225 179
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 267,674 269
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.688%, 7/15/35 (1) 400,000 400
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.055%, 1/20/37 (1) 325,000 326
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 133
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 594
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 329,142 333

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 79,487 82
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 60,940 62
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 32,827 33
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 404
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 395,000 394
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.645%, 1/20/39 (1) 400,000 401
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  140,000 142
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 263,887 264
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.665%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.025%, 11/26/37 (1) 250,000 252
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 14,012 14
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 142
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 121,935 123
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.861%, 11/15/36 (1) 400,000 401

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 65,440 66
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 620,000 607
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.334%, 8/20/32 (1) 378,204 378
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 7/20/34 (1)(2) 660,000 660
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/15/37 (1) 595,000 596
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 10/15/39 (1) 305,000 305
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 149,847 151
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 375,000 376
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  104,227 104
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  217,156 217
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  175,000 176
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  415,000 419
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 226,233 227
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 300,000 307
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 487,000 500

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 169,785 171
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 501,504 465
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 117
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 62
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 305,000 308
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 67
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 278,102 271
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 245,000 246
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 110,000 110
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 515,600 516
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.832%, 1/22/38 (1) 375,000 375
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  385,000 392
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 154,700 156
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 181,229 181

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.698%, 1/15/35 (1) 975,000 978
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 76,091 77
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 99,178 101
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 250
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.495%, 4/20/38 (1) 805,000 803
Total Asset-Backed Securities (Cost $28,591) 28,756
BOND FUNDS  24.8%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.49% (3)
(4) 14,205,202 110,516
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.75% (3)(4) 10,010,905 95,104
T. Rowe Price Inflation Protected Bond Fund - I Class,
5.35% (3)(4) 1,077,754 11,489
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.99% (3)(4) 3,899,706 36,813
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.32% (3)(4) 10,814,250 86,190
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.53% (3)(4) 14,007,739 119,626
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.61% (3)(4) 1,810,966 8,783
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.85% (3)(4) 2,955,944 20,928
Total Bond Funds (Cost $525,056) 489,449
COMMON STOCKS  34.0%
COMMUNICATION SERVICES  2.6%
Diversified Telecommunication Services  0.1%
BT Group (GBP)  491,374 1,439
KT (KRW)  24,721 981
Uniti Group (5) 13,518 85
2,505

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Entertainment  0.5%
Atlanta Braves Holdings, Class C (5) 5,705 257
Liberty Media Corp-Liberty Live, Class C (5) 15,712 1,530
Madison Square Garden Sports (5) 805 159
Netflix (5) 5,158 6,232
Sea, ADR (5) 10,384 1,937
10,115
Interactive Media & Services  1.7%
Alphabet, Class A  18,789 4,000
Alphabet, Class C  69,922 14,930
Meta Platforms, Class A  18,226 13,464
Pinterest, Class A (5) 22,953 841
Reddit , Class A (5) 33 7
Tencent Holdings (HKD)  7,200 558
33,800
Media  0.0%
Comcast, Class A  18,710 636
WPP (GBP)  4,338 23
659
Wireless Telecommunication Services  0.3%
KDDI (JPY)  72,500 1,253
T-Mobile U.S.  19,671 4,957
6,210
Total Communication Services 53,289
CONSUMER DISCRETIONARY  3.6%
Automobile Components  0.1%
Autoliv , SDR (SEK)  9,545 1,181
Denso (JPY)  45,100 646
Dowlais Group (GBP)  219,614 232
Visteon  653 81
2,140
Automobiles  0.4%
Subaru (JPY)  31,700 622
Suzuki Motor (JPY) (6) 66,900 885
Tesla (5) 10,158 3,391
Toyota Motor (JPY)  104,200 2,018
6,916
Broadline Retail  1.2%
Alibaba Group Holding (HKD)  25,936 429
Amazon.com (5) 91,266 20,900

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Isetan Mitsukoshi Holdings (JPY) (6) 65,700 1,093
Next (GBP)  8,781 1,419
Ollie's Bargain Outlet Holdings (5) 86 11
Savers Value Village (5) 21,764 263
24,115
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (5) 1,432 169
Duolingo  (5) 345 103
Frontdoor  (5) 1,789 109
381
Hotels, Restaurants & Leisure  0.6%
Amadeus IT Group (EUR)  13,946 1,170
Booking Holdings  462 2,587
Cava Group (5) 117 8
Chipotle Mexican Grill (5) 19,816 835
Compass Group (GBP)  61,796 2,100
DoorDash , Class A (5) 3,078 755
Dutch Bros, Class A (5) 3,199 230
Life Time Group Holdings (5) 7,585 212
McDonald's  7,001 2,195
Planet Fitness, Class A (5) 7,046 738
Red Rock Resorts, Class A  2,079 128
Sportradar Group, Class A (5) 8,240 255
Vail Resorts  70 11
Wingstop 883 290
Wyndham Hotels & Resorts  2,505 217
11,731
Household Durables  0.2%
Champion Homes (5) 2,057 155
Installed Building Products  762 199
Panasonic Holdings (JPY)  71,600 725
Persimmon (GBP)  30,265 435
Sony Group (JPY)  90,100 2,463
3,977
Leisure Products  0.0%
Peloton Interactive, Class A (5) 27,395 208
208
Specialty Retail  0.9%
AutoZone (5) 589 2,473
Burlington Stores (5) 725 211
Carvana  (5) 12,873 4,788

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Floor & Decor Holdings, Class A (5) 2,732 224
Home Depot  5,354 2,178
Kingfisher (GBP)  305,425 1,064
Lowe's  8,169 2,108
O'Reilly Automotive (5) 11,776 1,221
Ross Stores  3,935 579
TJX  15,947 2,178
Ulta Beauty (5) 2,363 1,164
Urban Outfitters (5) 1,454 98
Valvoline (5) 3,080 119
18,405
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  37,700 1,013
Birkenstock Holding (5) 5,804 302
Kering (EUR)  3,257 873
Kontoor Brands  1,263 98
Moncler (EUR)  14,196 826
Samsonite Group (HKD) (6) 190,200 415
3,527
Total Consumer Discretionary 71,400
CONSUMER STAPLES  1.7%
Beverages  0.2%
Coca-Cola  19,943 1,376
Diageo (GBP)  31,013 860
Heineken (EUR)  12,838 1,041
Primo Brands  202 5
3,282
Consumer Staples Distribution & Retail  0.3%
Dollar Tree (5) 18,510 2,021
Grocery Outlet Holding (5) 17,023 308
Seven & i Holdings (JPY)  68,900 892
Walmart  29,226 2,834
6,055
Food Products  0.4%
Ajinomoto (JPY)  34,100 925
BRC, Class A (5) 26,358 41
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $73 (5)(7)(8) 3,960 —
Mondelez International, Class A  49,059 3,014
Nestle (CHF)  36,121 3,407
Post Holdings (5) 1,443 163

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simply Good Foods (5) 5,865 168
7,718
Household Products  0.4%
Colgate-Palmolive  35,058 2,947
Procter & Gamble  32,292 5,071
8,018
Personal Care Products  0.4%
BellRing Brands (5) 1,333 55
Interparfums 1,404 161
Kenvue 109,434 2,266
L'Oreal (EUR)  2,926 1,366
Olaplex Holdings (5) 77,844 111
Puig Brands, Class B (EUR)  25,401 479
Unilever (GBP)  61,227 3,863
8,301
Total Consumer Staples 33,374
ENERGY  1.4%
Energy Equipment & Services  0.3%
Cactus, Class A  3,171 133
Schlumberger  91,441 3,369
TechnipFMC 75,153 2,762
Weatherford International  5,489 350
6,614
Oil, Gas & Consumable Fuels  1.1%
Chevron  14,660 2,354
ConocoPhillips  41,952 4,152
Diamondback Energy  1,046 155
Equinor (NOK)  58,136 1,435
Expand Energy  11,858 1,148
Exxon Mobil  9,152 1,046
Kinetik Holdings  1,708 71
Magnolia Oil & Gas, Class A  4,191 104
MEG Energy (CAD)  10,347 213
PBF Energy, Class A  7,093 194
Range Resources  51,577 1,767
Shell, ADR  31,373 2,318
TotalEnergies (EUR)  39,823 2,500
Valero Energy  19,799 3,010
Viper Energy, Class A  9,654 385
20,852
Total Energy 27,466

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  6.1%
Banks  2.3%
ABN AMRO Bank, CVA (EUR)  18,229 526
ANZ Group Holdings (AUD)  44,802 985
Banc of California  21,572 365
Banco Santander (EUR)  178,197 1,702
Bank of America  56,252 2,854
Barclays (GBP)  214,403 1,045
Blue Foundry Bancorp (5) 5,109 47
Cadence Bank  10,209 384
Citigroup  11,053 1,067
Columbia Banking System  13,156 352
CRB Group, Acquisition Date: 4/14/22 - 8/26/25, Cost $29 (5)
(7)(8) 330 21
DBS Group Holdings (SGD)  37,263 1,467
Dime Community Bancshares  7,778 239
DNB Bank (NOK)  66,743 1,759
Dogwood State Bank (5) 3,957 98
East West Bancorp  4,983 524
Eastern Bankshares 12,135 208
Equity Bancshares, Class A  4,818 195
Erste Group Bank (EUR)  9,419 897
FB Financial  4,924 264
Five Star Bancorp  6,637 218
Flagstar Financial  16,085 206
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (5)(7)(8) 4,129 17
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(8) 803 —
HarborOne Bancorp  8,371 108
HDFC Bank (INR)  92,198 995
Home BancShares 7,020 209
Huntington Bancshares  60,651 1,080
ING Groep (EUR)  66,007 1,576
Intesa Sanpaolo (EUR)  176,609 1,112
JPMorgan Chase  28,931 8,720
Kearny Financial  8,582 58
KeyCorp  80,432 1,557
Live Oak Bancshares  7,132 276
Lloyds Banking Group (GBP)  1,277,100 1,370
Mitsubishi UFJ Financial Group (JPY)  143,400 2,182
National Bank of Canada (CAD)  10,556 1,110
Origin Bancorp  1,393 54

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pinnacle Financial Partners  3,983 387
Popular  1,448 182
Prosperity Bancshares  4,337 300
Renasant 8,151 319
Skandinaviska Enskilda Banken , Class A (SEK)  63,868 1,181
Societe Generale (EUR)  23,528 1,452
SouthState 4,838 494
Standard Chartered (GBP)  80,568 1,510
Sumitomo Mitsui Trust Group (JPY)  31,878 907
Texas Capital Bancshares (5) 4,124 357
UniCredit (EUR)  24,581 1,901
Western Alliance Bancorp  4,063 364
45,201
Capital Markets  1.1%
Bridgepoint Group (GBP)  132,274 603
Brookfield (CAD)  18,589 1,222
Cboe Global Markets  1,843 435
Charles Schwab  48,360 4,635
CME Group  2,870 765
CVC Capital Partners (EUR)  32,987 666
Etoro Group, Class A (5) 2,965 132
Goldman Sachs Group  4,655 3,469
Hamilton Lane, Class A  2,861 441
iCapital , Acquisition Date: 3/10/25 - 4/17/25, Cost $90 (5)(7)(8) 6,420 90
Intercontinental Exchange  13,848 2,445
Julius Baer Group (CHF)  10,550 762
Macquarie Group (AUD)  7,267 1,066
Miami International Holdings (5) 6,296 236
Morgan Stanley  4,032 607
PJT Partners, Class A  1,072 192
S&P Global  3,344 1,834
StepStone Group, Class A  3,776 234
Stifel Financial  51 6
TMX Group (CAD)  10,565 422
Tradeweb Markets, Class A  8,274 1,021
UBS Group (CHF)  29,380 1,190
22,473
Consumer Finance  0.2%
American Express  9,771 3,237
Capital One Financial  3,084 701
Encore Capital Group (5) 1,341 56
3,994

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services  1.2%
Adyen (EUR) (5) 451 757
Berkshire Hathaway, Class B (5) 10,137 5,099
Corebridge Financial  36,048 1,253
Corpay  (5) 2,721 886
Edenred (EUR)  11,525 333
Fiserv (5) 2,558 354
Marqeta , Class A (5) 60,260 384
Mastercard , Class A  5,917 3,522
PennyMac Financial Services  6,071 668
Rocket, Class A  15,111 269
Toast, Class A (5) 94 4
Visa, Class A  26,104 9,183
22,712
Insurance  1.3%
Accelerant Holdings, Class A (5) 3,998 80
Admiral Group (GBP)  18,460 905
AIA Group (HKD)  115,400 1,097
Allstate  13,325 2,711
Aviva (GBP)  103,113 908
AXA (EUR)  33,585 1,564
Baldwin Insurance Group (5) 6,416 203
Chubb  4,486 1,234
Definity Financial (CAD)  23,110 1,194
Definity Financial, Acquisition Date: 5/28/25, Cost $62
(CAD) (5)(8) 1,278 63
Generali (EUR)  14,544 568
Goosehead Insurance, Class A  2,319 196
Great-West Lifeco (CAD) (6) 24,131 956
Mandatum (EUR)  91,777 631
Marsh & McLennan  2,441 502
MetLife  4,536 369
Muenchener Rueckversicherungs-Gesellschaft (EUR)  4,237 2,703
Palomar Holdings (5) 771 95
Progressive  6,298 1,556
RLI  3,002 203
Root, Class A (5) 1,918 177
Sampo , Class A (EUR)  126,444 1,451
Storebrand (NOK)  49,121 756
Tokio Marine Holdings (JPY)  52,500 2,252
Travelers  12,102 3,286
TWFG (5) 6,514 172

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  112 205
26,037
Mortgage Real Estate Investment Trusts  0.0%
Annaly Capital Management, REIT  40,788 864
864
Total Financials 121,281
HEALTH CARE  3.3%
Biotechnology  0.5%
ADMA Biologics (5) 8,705 150
Arcellx  (5) 5,332 370
Argenx , ADR (5) 1,360 969
Ascendis Pharma, ADR (5) 1,035 201
Avidity Biosciences (5) 2,695 125
Black Diamond Therapeutics (5) 18,951 52
Caris Life Sciences (5) 4,170 160
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $104 (5)(8) 7,044 270
Cytokinetics (5) 13,093 463
Denali Therapeutics (5) 10,433 159
Dyne Therapeutics (5) 2,018 27
Erasca  (5) 26,517 42
Gilead Sciences  30,997 3,502
Immatics  (5) 29,900 152
Immunocore Holdings, ADR (5) 16,637 536
Immunome  (5) 22,928 218
Immunovant  (5) 14,362 211
Ionis Pharmaceuticals (5) 372 16
Kymera Therapeutics (5) 1,794 74
Merus  (5) 2,092 138
Metsera  (5) 8,123 287
Nurix Therapeutics (5) 4,258 40
Nuvalent , Class A (5) 3,471 266
Prime Medicine (5) 17,945 58
Revolution Medicines (5) 5,162 196
Vaxcyte  (5) 144 4
Vertex Pharmaceuticals (5) 2,970 1,161
9,847
Health Care Equipment & Supplies  0.7%
Abbott Laboratories  22,662 3,006
Alcon (CHF)  8,524 679
Alcon  18,561 1,481
Becton Dickinson & Company  735 142

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EssilorLuxottica (EUR)  3,789 1,156
Glaukos  (5) 1,327 127
Intuitive Surgical (5) 3,887 1,840
Kestra Medical Technologies (5) 4,186 68
Koninklijke Philips (EUR)  49,249 1,360
Masimo  (5) 3,990 557
Novocure  (5) 2,502 31
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(7)
(8) 30,352 9
Penumbra (5) 386 105
PROCEPT BioRobotics  (5) 6,285 252
QuidelOrtho  (5) 10,823 311
Siemens Healthineers (EUR)  25,311 1,402
Sonova Holding (CHF)  1,442 420
Stryker  1,868 731
Sysmex (JPY)  25,600 322
13,999
Health Care Providers & Services  0.9%
Alignment Healthcare (5) 29,819 488
BrightSpring Health Services (5) 9,878 234
Cencora 12,025 3,507
Cigna Group  4,789 1,441
Concentra Group Holdings Parent  9,770 232
Elevance Health  4,560 1,453
Encompass Health  4,913 598
GeneDx Holdings (5) 1,599 207
HealthEquity  (5) 36 3
Molina Healthcare (5) 8,888 1,607
Oscar Health, Class A (5) 11,769 196
Quest Diagnostics  11,633 2,113
RadNet  (5) 3,479 250
Tenet Healthcare (5) 9,881 1,821
UnitedHealth Group  12,420 3,849
17,999
Health Care Technology  0.0%
Doximity , Class A (5) 131 9
Waystar Holding (5) 2,104 80
89
Life Sciences Tools & Services  0.3%
Avantor  (5) 12,194 164
BioLife Solutions (5) 14,076 353
Bio-Rad Laboratories, Class A (5) 250 74

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bio- Techne 3,755 205
Bruker  5,932 202
Danaher  6,433 1,324
Maravai LifeSciences Holdings, Class A (5) 14,403 35
Mettler -Toledo International (5) 875 1,138
Personalis  (5) 5,389 26
Repligen  (5) 1,750 214
Revvity 15,289 1,378
Sotera Health (5) 18,217 298
Stevanato Group  7,541 174
Thermo Fisher Scientific  1,603 790
6,375
Pharmaceuticals  0.9%
AstraZeneca, ADR  51,041 4,078
Axsome Therapeutics (5) 923 112
Chugai Pharmaceutical (JPY)  27,400 1,211
Corcept Therapeutics (5) 839 59
Elanco Animal Health (5) 34,443 632
Eli Lilly  4,286 3,140
Novartis (CHF)  17,582 2,225
Novo Nordisk, Class B (DKK)  23,699 1,339
Roche Holding (CHF)  8,162 2,662
Sanofi (EUR)  19,273 1,912
17,370
Total Health Care 65,679
INDUSTRIALS & BUSINESS SERVICES  4.4%
Aerospace & Defense  0.8%
AeroVironment  (5) 714 172
General Electric  21,302 5,862
Karman Holdings (5) 3,547 190
Kratos Defense & Security Solutions (5) 3,847 253
L3Harris Technologies  2,364 656
Leonardo DRS  2,557 107
Loar Holdings (5) 5,497 388
Melrose Industries (GBP)  190,891 1,516
Mercury Systems (5) 1,124 76
Northrop Grumman  2,023 1,194
Rheinmetall (EUR)  571 1,108
Safran (EUR)  6,807 2,262
Thales (EUR)  2,312 608
TransDigm Group  266 372

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VSE  6,347 1,031
15,795
Building Products  0.1%
AZZ  3,974 449
CSW Industrials  509 139
Kingspan Group (EUR)  5,252 405
Owens Corning  4,533 681
Simpson Manufacturing  569 109
Trex  (5) 3,367 207
1,990
Commercial Services & Supplies  0.3%
Casella Waste Systems, Class A (5) 3,480 343
Cintas  1,569 330
Element Fleet Management (CAD)  53,971 1,438
MSA Safety  1,267 216
Republic Services  13,303 3,113
Veralto 896 95
5,535
Construction & Engineering  0.1%
API Group (5) 21,749 776
Arcosa 2,152 213
Limbach Holdings (5) 763 87
Shimizu (JPY)  49,200 661
1,737
Electrical Equipment  0.6%
ABB (CHF)  31,042 2,083
AMETEK  20,648 3,816
GE Vernova 1,557 954
Legrand (EUR)  7,995 1,218
Mitsubishi Electric (JPY)  85,700 2,046
Prysmian (EUR)  23,553 2,056
Rockwell Automation  1,099 377
Thermon Group Holdings (5) 2,797 74
12,624
Ground Transportation  0.2%
Norfolk Southern  4,902 1,373
Old Dominion Freight Line  16,369 2,471
Saia (5) 1,336 396
4,240
Industrial Conglomerates  0.4%
DCC (GBP)  10,471 666

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hitachi (JPY)  55,300 1,490
Roper Technologies  1,268 667
Siemens (EUR)  18,639 5,167
SK Square (KRW) (5) 4,581 486
8,476
Machinery  1.2%
Atmus Filtration Technologies  4,642 207
Caterpillar  5,984 2,508
Crane  1,011 187
Deere  11,017 5,273
Enpro 1,514 331
Esab 7,031 811
ESCO Technologies  1,227 246
Federal Signal  2,410 296
Graco 3,555 304
Ingersoll Rand  12,995 1,032
ITT  382 65
Kadant 274 89
KION Group (EUR)  12,548 817
Parker-Hannifin  5,551 4,215
Pentair  18,281 1,966
RBC Bearings (5) 1,906 743
Sandvik (SEK)  46,840 1,185
Spirax Group (GBP)  3,688 364
SPX Technologies (5) 1,150 215
Weir Group (GBP)  3,237 108
Westinghouse Air Brake Technologies  12,606 2,439
23,401
Passenger Airlines  0.0%
Ryanair Holdings, ADR  12,590 799
799
Professional Services  0.3%
Booz Allen Hamilton Holding  9,360 1,018
Broadridge Financial Solutions  5,131 1,312
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 4,755 29
Equifax  7,096 1,748
Parsons (5) 5,805 465
Paylocity Holding (5) 1,041 186
Recruit Holdings (JPY)  16,300 933
TechnoPro Holdings (JPY)  22,200 725
Teleperformance (EUR)  3,723 287
6,703

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.4%
AerCap Holdings  8,156 1,007
Ashtead Group (GBP)  4,997 368
Bunzl (GBP)  25,385 858
Custom Truck One Source (5) 5,764 35
Diploma (GBP)  2,682 196
Ferguson Enterprises  3,381 782
FTAI Aviation  2,125 327
McGrath RentCorp 1,564 190
Mitsubishi (JPY)  34,700 783
QXO (5) 10,282 207
Rush Enterprises, Class A  3,555 204
SiteOne Landscape Supply (5) 4,294 615
Sumitomo (JPY)  51,200 1,434
7,006
Total Industrials & Business Services 88,306
INFORMATION TECHNOLOGY  7.6%
Communications Equipment  0.0%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  113,028 895
895
Electronic Equipment, Instruments & Components  0.6%
Hamamatsu Photonics (JPY)  32,900 345
Keysight Technologies (5) 27,316 4,464
Mirion Technologies (5) 43,636 895
Novanta  (5) 1,601 186
PAR Technology (5) 15,134 775
TE Connectivity  17,001 3,511
Teledyne Technologies (5) 2,657 1,430
11,606
IT Services  0.2%
Accenture, Class A  4,133 1,074
Applied Digital (5) 3,865 62
NEC (JPY)  39,000 1,187
Nomura Research Institute (JPY)  20,500 805
Shopify, Class A (5) 9,087 1,284
4,412
Semiconductors & Semiconductor Equipment  3.3%
Analog Devices  12,645 3,178
ASML Holding (EUR)  3,957 2,938
ASML Holding  1,475 1,095
BE Semiconductor Industries (EUR)  4,053 546

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom  35,631 10,596
Entegris 3,803 318
Impinj  (5) 586 110
Intel  30,292 738
KLA  1,086 947
Lattice Semiconductor (5) 13,245 879
MACOM Technology Solutions Holdings (5) 2,500 320
Monolithic Power Systems  855 715
NVIDIA  182,599 31,805
NXP Semiconductors  5,377 1,263
Rambus (5) 3,094 228
Renesas Electronics (JPY)  43,200 504
Taiwan Semiconductor Manufacturing (TWD)  89,719 3,360
Taiwan Semiconductor Manufacturing, ADR  8,952 2,067
Texas Instruments  14,972 3,032
Tokyo Electron (JPY)  6,400 872
65,511
Software  2.5%
Amplitude, Class A (5) 18,984 217
Aurora Innovation (5) 27,688 156
Canva , Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (5)(7)
(8) 166 273
CCC Intelligent Solutions Holdings (5) 14,781 146
Cellebrite DI (5) 29,340 481
Clearwater Analytics Holdings, Class A (5) 10,194 211
Confluent, Class A (5) 5,821 116
Crowdstrike Holdings, Class A (5) 1,122 475
Datadog , Class A (5) 1,308 179
Descartes Systems Group (5) 5,758 576
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(7)(8) 3,136 80
I3 Verticals, Class A (5) 6,238 196
Intapp  (5) 1,255 58
InterDigital 610 166
Intuit  1,320 880
JFrog  (5) 4,820 238
Microsoft  66,074 33,479
nCino  (5) 6,137 197
Onestream  (5) 14,660 305
Palantir Technologies, Class A (5) 1,992 312
PTC (5) 5,326 1,137
Salesforce  4,450 1,140
SAP (EUR)  10,896 2,966
ServiceNow  (5) 2,844 2,609

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (5) 2,172 1,311
Varonis Systems (5) 3,573 211
Workiva  (5) 2,682 221
48,336
Technology Hardware, Storage & Peripherals  1.0%
Apple  76,242 17,699
IonQ  (5) 84 3
Samsung Electronics (KRW)  23,857 1,192
18,894
Total Information Technology 149,654
MATERIALS  1.6%
Chemicals  0.8%
Air Liquide (EUR)  8,073 1,663
Akzo Nobel (EUR)  6,893 476
BASF (EUR)  14,173 753
Covestro (EUR) (5) 9,668 672
Ecolab  3,908 1,083
Element Solutions  13,845 356
Linde  9,626 4,604
PPG Industries  6,133 682
Sherwin-Williams  12,609 4,613
Shin-Etsu Chemical (JPY)  34,600 1,054
15,956
Construction Materials  0.1%
Holcim (CHF)  8,964 751
Knife River (5) 3,205 260
1,011
Containers & Packaging  0.4%
Ball  36,784 1,936
International Paper  91,251 4,534
Packaging Corp. of America  5,795 1,263
7,733
Metals & Mining  0.3%
Antofagasta (GBP)  46,155 1,339
BHP Group (AUD)  21,729 606
BHP Group (GBP) (6) 29,483 822
Capstone Copper (CAD) (5) 28,716 205
Constellium  (5) 3,942 57
Franco-Nevada  1,269 239
Freeport-McMoRan  19,638 872
OR Royalties  26,847 864

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Royal Gold  378 68
Warrior Met Coal  3,734 228
5,300
Paper & Forest Products  0.0%
Louisiana-Pacific  2,314 220
Stora Enso, Class R (EUR)  51,919 607
827
Total Materials 30,827
REAL ESTATE  0.6%
Health Care Real Estate Investment Trusts  0.1%
Welltower , REIT  16,133 2,715
2,715
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  1,361 134
134
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  1,202 204
Segro (GBP)  47,623 404
Terreno Realty, REIT  5,784 334
942
Real Estate Management & Development  0.1%
Colliers International Group  2,315 383
FirstService 1,839 370
Mitsui Fudosan (JPY)  126,400 1,336
2,089
Residential Real Estate Investment Trusts  0.1%
Essex Property Trust, REIT  3,863 1,044
Flagship Communities REIT  9,850 178
Independence Realty Trust, REIT  16,857 305
1,527
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  17,114 386
Macerich , REIT  5,816 107
Scentre Group (AUD)  417,983 1,114
1,607
Specialized Real Estate Investment Trusts  0.1%
CubeSmart , REIT  11,133 456
Public Storage, REIT  2,588 762

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  22,938 775
1,993
Total Real Estate 11,007
UTILITIES  1.0%
Electric Utilities  0.4%
Constellation Energy  3,835 1,181
Hawaiian Electric Industries (5) 19,966 259
IDACORP  3,238 405
OGE Energy  8,655 386
Southern  29,369 2,711
TXNM Energy  2,080 118
Xcel Energy  30,843 2,233
7,293
Gas Utilities  0.2%
Atmos Energy  13,607 2,260
Chesapeake Utilities  4,142 512
Southwest Gas Holdings  1,624 130
2,902
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  9,300 177
177
Multi-Utilities  0.3%
Ameren  29,143 2,908
Engie (EUR)  60,502 1,252
National Grid (GBP)  117,587 1,652
5,812
Water Utilities  0.1%
American Water Works  5,236 751
California Water Service Group  5,209 244
Middlesex Water  2,700 145
1,140
Total Utilities 17,324
Total Miscellaneous Common Stocks  0.1% (9) 2,048
Total Common Stocks (Cost $347,988) 671,655

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(8) 14,624 15
Total Consumer Discretionary 15
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $27 (5)(7)(8) 1,449 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $74 (5)
(7)(8) 699 46
Total Financials 46
HEALTH CARE  0.0%
Biotechnology  0.0%
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $60 (5)(7)(8) 18,310 60
60
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)
(8) 44,249 37
Kardium , Series D-7, Acquisition Date: 6/9/25, Cost $36 (5)(7)
(8) 74,238 48
Kardium , Series D-8, Acquisition Date: 6/6/25, Cost $33 (5)(7)
(8) 51,014 33
118
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 47
47
Life Sciences Tools & Services  0.0%
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $41 (5)(7)(8) 3,497 41
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $46 (5)(7)(8) 4,418 13
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 72

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(8) 2,075 33
159
Total Health Care 384
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(8) 1,182 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(7)(8) 16,618 60
Epirus, Series D, Acquisition Date: 1/21/25, Cost $8 (5)(7)(8) 3,037 11
71
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 19
Flexe , Series D, Acquisition Date: 4/7/22, Cost $24 (5)(7)(8) 1,206 6
25
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(7)
(8) 2,189 1
1
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(8) 6,984 43
Checkr , Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 9,798 60
103
Total Industrials & Business Services 200
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(8) 2,473 4
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(7)
(8) 777 1
5
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter , Series D, Acquisition Date: 10/11/24, Cost $65 (5)
(7)(8) 815 70
70
Software  0.1%
Canva , Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(7)(8) 10 17
Databricks , Series G, Acquisition Date: 2/1/21, Cost $93 (5)(7)
(8) 1,581 237

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks , Series H, Acquisition Date: 8/31/21, Cost $261 (5)
(7)(8) 3,552 533
Databricks , Series I, Acquisition Date: 9/14/23, Cost $30 (5)(7)
(8) 401 60
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(8) 4,351 111
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (5)(7)(8) 7,799 100
Nuro , Series D, Acquisition Date: 10/29/21, Cost $44 (5)(7)(8) 2,102 27
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(8) 8,514 29
1,114
Total Information Technology 1,189
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(8) 1,182 70
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 35
105
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (5)(7)(8) 1,739 148
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (5)(7)(8) 758 64
212
Total Materials 317
Total Convertible Preferred Stocks (Cost $2,162) 2,151
CORPORATE BONDS  4.6%
3M, 4.80%, 3/15/30  410,000 419
3M, 5.15%, 3/15/35  405,000 411
AEP Transmission, 5.375%, 6/15/35  70,000 72
AES, 5.80%, 3/15/32  595,000 613
AES Andes, 6.25%, 3/14/32 (1) 230,000 238
AGCO, 5.80%, 3/21/34  95,000 98
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 64
Ally Financial, VR, 6.848%, 1/3/30 (10) 360,000 389
Amcor Flexibles North America, 4.80%, 3/17/28  170,000 172
Amcor Flexibles North America, 5.10%, 3/17/30  105,000 107
American Express, VR, 4.918%, 7/20/33 (10) 170,000 172
American Express, VR, 5.016%, 4/25/31 (10) 420,000 431
American Express, VR, 5.667%, 4/25/36 (10) 160,000 167
American Homes 4 Rent, 5.25%, 3/15/35  100,000 100

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  279,000 320
Amrize Finance U.S., 4.70%, 4/7/28 (1) 145,000 147
Amrize Finance U.S., 4.95%, 4/7/30 (1) 170,000 173
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  548,000 537
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 217
APA Infrastructure, 5.125%, 9/16/34 (1) 75,000 75
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 97
Appalachian Power, 5.65%, 4/1/34  109,000 113
AppLovin , 5.375%, 12/1/31  130,000 134
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 100,000 101
Arthur J Gallagher, 4.85%, 12/15/29  80,000 82
Arthur J Gallagher, 5.00%, 2/15/32  25,000 25
Aspen Insurance Holdings, 5.75%, 7/1/30  175,000 182
AT&T, 3.50%, 9/15/53  555,000 370
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 423
Atlassian , 5.25%, 5/15/29  115,000 118
Autostrade per l'Italia , 2.00%, 1/15/30 (EUR)  435,000 487
BAE Systems, 5.30%, 3/26/34 (1) 250,000 256
Baltimore Gas & Electric, 5.45%, 6/1/35  130,000 134
Bank of America, VR, 1.898%, 7/23/31 (10) 2,235,000 1,983
Bank of America, VR, 5.468%, 1/23/35 (10) 239,000 247
Bank of America, VR, 5.518%, 10/25/35 (10) 400,000 402
Bank of America, VR, 5.819%, 9/15/29 (10) 616,000 644
Barclays, VR, 5.086%, 2/25/29 (10) 200,000 203
Barclays, VR, 5.367%, 2/25/31 (10) 230,000 237
Barclays, VR, 5.86%, 8/11/46 (10) 200,000 199
BAT Capital, 5.35%, 8/15/32  415,000 426
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 456
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  150,000 151
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  200,000 223
Boeing, 3.75%, 2/1/50  215,000 153
Boeing, 5.705%, 5/1/40  200,000 199
Boeing, 6.388%, 5/1/31  195,000 212
Boeing, 6.528%, 5/1/34  151,000 166
Boeing, 6.858%, 5/1/54  729,000 800
Bon Secours Mercy Health, 3.464%, 6/1/30  135,000 131
Booz Allen Hamilton, 5.95%, 8/4/33  232,000 242
Booz Allen Hamilton, 5.95%, 4/15/35  255,000 263
Boston Gas, 6.119%, 7/20/53 (1) 145,000 144
Brixmor Operating Partnership, 5.20%, 4/1/32  85,000 87
Broadcom, 4.35%, 2/15/30  500,000 500
Broadcom, 4.55%, 2/15/32  190,000 189

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom, 5.15%, 11/15/31  300,000 310
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 321
CaixaBank , VR, 4.885%, 7/3/31 (1)(10) 285,000 288
CaixaBank , VR, 5.581%, 7/3/36 (1)(10) 250,000 252
CaixaBank , VR, 6.037%, 6/15/35 (1)(10) 455,000 479
CaixaBank , VR, 6.208%, 1/18/29 (1)(10) 505,000 526
Capital One Financial, VR, 7.624%, 10/30/31 (10) 75,000 85
Carvana , 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(11) 85,509 87
Carvana , 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(11) 151,160 158
Carvana , 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(11) 207,203 234
CBRE Services, 4.80%, 6/15/30  110,000 112
Celanese U.S. Holdings, 6.83%, 7/15/29  102,000 106
Celanese U.S. Holdings, 6.879%, 7/15/32  340,000 350
Celanese U.S. Holdings, 7.05%, 11/15/30  122,000 126
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 208
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  500,000 543
Celulosa Arauco y Constitucion , 6.18%, 5/5/32 (1) 200,000 207
Centene , 4.25%, 12/15/27  85,000 83
Centene , 4.625%, 12/15/29  399,000 382
Ceska sporitelna , VR, 4.57%, 7/3/31 (EUR) (10) 700,000 859
Charter Communications Operating, 3.90%, 6/1/52  297,000 196
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 110,000 112
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 198
Citigroup, VR, 4.952%, 5/7/31 (10) 565,000 575
Citigroup, VR, 5.827%, 2/13/35 (10) 678,000 695
Citigroup, VR, 6.02%, 1/24/36 (10) 205,000 211
CNO Global Funding, 4.95%, 9/9/29 (1) 90,000 92
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 429
Comcast, 2.887%, 11/1/51  640,000 384
Comcast, 3.25%, 11/1/39  360,000 283
Comcast, 5.65%, 6/1/54  495,000 474
CommonSpirit Health, 2.782%, 10/1/30  32,000 30
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(10) 215,000 217
Conagra Brands, 5.75%, 8/1/35  275,000 276
ConocoPhillips, 5.50%, 1/15/55  125,000 117
ConocoPhillips, 5.55%, 3/15/54  247,000 233
Constellation Brands, 4.80%, 5/1/30  40,000 41
Constellation Energy Generation, 5.75%, 3/15/54  145,000 143
Corebridge Financial, 3.85%, 4/5/29  90,000 89
Corebridge Financial, 3.90%, 4/5/32  430,000 406
Corebridge Global Funding, 4.90%, 8/21/32 (1) 85,000 85

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 82
Coterra Energy, 5.40%, 2/15/35  433,000 433
Coterra Energy, 5.60%, 3/15/34  94,000 95
Cox Communications, 5.70%, 6/15/33 (1) 35,000 36
Credit Agricole , VR, 5.222%, 5/27/31 (1)(10) 250,000 256
Crown Castle, 5.80%, 3/1/34  210,000 219
CVS Health, 5.00%, 9/15/32  145,000 146
CVS Health, 5.05%, 3/25/48  729,000 625
CVS Health, 5.625%, 2/21/53  440,000 403
CVS Health, VR, 6.75%, 12/10/54 (10) 20,000 20
CVS Health, VR, 7.00%, 3/10/55 (10) 145,000 150
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 310,000 324
Deere, 5.45%, 1/16/35  390,000 405
Diamondback Energy, 5.40%, 4/18/34  590,000 595
Diamondback Energy, 5.75%, 4/18/54  362,000 337
DTE Energy, 4.875%, 6/1/28  80,000 81
DTE Energy, 5.10%, 3/1/29  585,000 600
DTE Energy, 5.20%, 4/1/30  350,000 360
Element Fleet Management, 5.037%, 3/25/30 (1) 160,000 163
Elevance Health, 4.75%, 2/15/30  160,000 162
Elevance Health, 4.95%, 11/1/31  215,000 219
Elevance Health, 5.125%, 2/15/53  220,000 193
EMD Finance, 4.625%, 10/15/32 (1) 580,000 575
Engie , 5.625%, 4/10/34 (1) 200,000 207
Eni, 5.75%, 5/19/35 (1) 200,000 206
EOG Resources, 5.00%, 7/15/32  155,000 158
EOG Resources, 5.35%, 1/15/36  260,000 263
Equitable America Global Funding, 4.95%, 6/9/30 (1) 235,000 239
Eversource Energy, 5.95%, 7/15/34  488,000 511
Expand Energy, 4.75%, 2/1/32  246,000 239
Expand Energy, 5.375%, 2/1/29  268,000 269
Expand Energy, 5.375%, 3/15/30  287,000 289
Extra Space Storage, 4.95%, 1/15/33  100,000 100
Extra Space Storage, 5.40%, 6/15/35  280,000 283
Ferguson Enterprises, 5.00%, 10/3/34  55,000 54
First American Financial, 2.40%, 8/15/31  475,000 412
FirstEnergy, 2.65%, 3/1/30  348,000 323
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 58
FirstEnergy Transmission, 5.00%, 1/15/35  130,000 130
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 200,000 187
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 204
Ford Motor Credit, 6.798%, 11/7/28  200,000 208
Ford Motor Credit, 7.35%, 3/6/30  500,000 531

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 200,000 208
Freeport-McMoRan, 4.25%, 3/1/30  95,000 94
Freeport-McMoRan, 4.375%, 8/1/28  169,000 169
Freeport-McMoRan, 4.625%, 8/1/30  66,000 66
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
Freeport-McMoRan, 5.45%, 3/15/43  170,000 161
GA Global Funding Trust, 5.40%, 1/13/30 (1) 230,000 238
GA Global Funding Trust, 5.50%, 4/1/32 (1) 250,000 256
General Electric, 4.30%, 7/29/30  215,000 216
General Electric, 4.90%, 1/29/36  170,000 171
General Motors Financial, 5.55%, 7/15/29  290,000 299
GLP Capital, 5.25%, 2/15/33  250,000 248
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 509
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 760,000 764
Goldman Sachs Group, VR, 4.692%, 10/23/30 (10) 395,000 399
Goldman Sachs Group, VR, 5.016%, 10/23/35 (10) 430,000 426
Golub Capital Private Credit Fund, 5.875%, 5/1/30  314,000 318
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  759,000 750
Harbour Energy, 6.327%, 4/1/35 (1) 280,000 283
HCA, 2.375%, 7/15/31  185,000 163
HCA, 5.25%, 3/1/30  160,000 165
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 155,000 160
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 203
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 384
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 162
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 564
Heathrow Funding, 1.875%, 3/14/34 (EUR)  100,000 101
Heathrow Funding, 3.875%, 1/16/36 (EUR)  105,000 121
Hexcel, 5.875%, 2/26/35  70,000 71
Home Depot, 4.95%, 6/25/34  395,000 401
HSBC Holdings, VR, 5.13%, 3/3/31 (6)(10) 200,000 205
Humana, 4.875%, 4/1/30  75,000 76
Hyatt Hotels, 5.375%, 12/15/31  225,000 231
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 255
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 170
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 133
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 83
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 180
Icon Investments Six, 5.849%, 5/8/29  200,000 209
Icon Investments Six, 6.00%, 5/8/34  200,000 208
IMCD, 3.625%, 4/30/30 (EUR)  180,000 212

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200,000 201
Imperial Brands Finance, 5.625%, 7/1/35 (1) 275,000 279
Imperial Brands Finance, 6.375%, 7/1/55 (1) 210,000 212
Interpublic Group, 4.65%, 10/1/28  195,000 196
Invitation Homes Operating Partnership, 2.00%, 8/15/31  85,000 73
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 115
IPALCO Enterprises, 5.75%, 4/1/34  210,000 211
IQVIA, 6.25%, 2/1/29  340,000 358
Jackson Financial, 5.17%, 6/8/27  415,000 420
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 230,000 239
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,370,000 1,263
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 250,000 235
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 805,000 750
JPMorgan Chase, VR, 4.603%, 10/22/30 (10) 395,000 399
JPMorgan Chase, VR, 4.946%, 10/22/35 (10) 290,000 287
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 245,000 248
JPMorgan Chase, VR, 5.103%, 4/22/31 (10) 150,000 155
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 225,000 232
Kentucky Utilities, 5.85%, 8/15/55  40,000 40
Kroger, 5.50%, 9/15/54  335,000 314
Las Vegas Sands, 3.50%, 8/18/26  210,000 208
Louisville Gas & Electric, 5.85%, 8/15/55  40,000 39
Lowe's, 4.25%, 4/1/52  90,000 70
Lowe's, 5.625%, 4/15/53  60,000 57
LPL Holdings, 5.65%, 3/15/35  185,000 187
LPL Holdings, 5.75%, 6/15/35  193,000 195
Magna International, 5.875%, 6/1/35  50,000 52
Marriott International, 5.50%, 4/15/37  280,000 281
Mars, 5.20%, 3/1/35 (1) 380,000 383
Mars, 5.65%, 5/1/45 (1) 275,000 270
Marvell Technology, 2.95%, 4/15/31  322,000 296
Marvell Technology, 4.75%, 7/15/30  55,000 55
Marvell Technology, 5.45%, 7/15/35  245,000 249
Minera Mexico, 5.625%, 2/12/32 (1) 590,000 602
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 1,095,000 1,118
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 385,000 396
Morgan Stanley, VR, 5.32%, 7/19/35 (10) 92,000 93
Morgan Stanley, VR, 5.664%, 4/17/36 (10) 180,000 187
Motorola Solutions, 5.40%, 4/15/34  180,000 185
Motorola Solutions, 5.55%, 8/15/35  380,000 390
MPLX, 5.00%, 1/15/33  225,000 223
MPLX, 6.20%, 9/15/55  175,000 169
MSCI, 4.00%, 11/15/29 (1) 101,000 99

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Fuel Gas, 5.50%, 3/15/30  87,000 90
Netflix, 4.625%, 5/15/29 (EUR)  655,000 816
NextEra Energy Capital Holdings, 4.685%, 9/1/27  95,000 96
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 245,000 246
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 225
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 495,000 494
NiSource, 5.25%, 3/30/28  85,000 87
NiSource, 5.85%, 4/1/55  320,000 317
NRG Energy, 4.45%, 6/15/29 (1) 195,000 194
NTT Finance, 4.876%, 7/16/30 (1) 200,000 204
NTT Finance, 5.171%, 7/16/32 (1) 200,000 204
NTT Finance, 5.502%, 7/16/35 (1) 200,000 205
NXP, 3.125%, 2/15/42  272,000 194
NXP, 3.25%, 11/30/51  827,000 529
NXP, 3.40%, 5/1/30  475,000 454
NXP, 4.30%, 6/18/29  119,000 119
Occidental Petroleum, 6.05%, 10/1/54  210,000 195
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,104
ONEOK, 6.05%, 9/1/33  407,000 427
Orbia Advance Corp., 6.80%, 5/13/30 (1) 380,000 388
Pacific Gas & Electric, 3.50%, 8/1/50  144,000 94
Pacific Gas & Electric, 4.95%, 7/1/50  140,000 116
Pacific Gas & Electric, 5.90%, 10/1/54  81,000 76
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 994
Paychex, 5.60%, 4/15/35  145,000 150
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10) 135,000 137
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 200,000 207
PSEG Power, 5.20%, 5/15/30 (1) 100,000 103
Public Service of Oklahoma, 5.45%, 1/15/36  475,000 480
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 540,000 496
Realty Income, 5.125%, 4/15/35  65,000 65
Regal Rexnord, 6.05%, 4/15/28  380,000 393
Regions Financial, VR, 5.722%, 6/6/30 (10) 190,000 198
Reinsurance Group of America, 6.00%, 9/15/33  455,000 481
Reinsurance Group of America, VR, 6.65%, 9/15/55 (10) 80,000 81
Revvity , 1.90%, 9/15/28  138,000 128
Revvity , 2.25%, 9/15/31  190,000 164
RGA Global Funding, 5.00%, 8/25/32 (1) 260,000 261
Rogers Communications, 5.00%, 2/15/29  469,000 478
Rogers Communications, 5.30%, 2/15/34  525,000 529
Ross Stores, 1.875%, 4/15/31  480,000 417
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 110,000 112
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 200,000 205

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Holdings USA, VR, 5.473%, 3/20/29 (10) 230,000 235
Santander UK Group Holdings, VR, 6.534%, 1/10/29 (10) 355,000 373
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 494
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 537
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 143
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 401
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 421
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 211
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 205
Snam , 5.75%, 5/28/35 (1) 200,000 206
Snam , 6.50%, 5/28/55 (1) 200,000 208
Societe Generale , 7.367%, 1/10/53 (1) 350,000 367
Societe Generale , VR, 2.797%, 1/19/28 (1)(10) 393,000 383
Societe Generale , VR, 5.50%, 4/13/29 (1)(10) 395,000 403
Societe Generale , VR, 6.691%, 1/10/34 (1)(10) 355,000 384
Sodexo, 5.15%, 8/15/30 (1) 200,000 205
Solventum , 5.60%, 3/23/34  490,000 507
Solventum , 5.90%, 4/30/54  380,000 379
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  280,000 283
Southern, 5.20%, 6/15/33  665,000 677
Southern California Gas, 5.45%, 6/15/35  185,000 190
Sprint Capital, 6.875%, 11/15/28  540,000 581
Sprint Capital, 8.75%, 3/15/32  395,000 478
State Street, 4.834%, 4/24/30  110,000 113
Steel Dynamics, 5.25%, 5/15/35  250,000 252
Sutter Health, 5.164%, 8/15/33  135,000 138
Sutter Health, Series 2025, 5.213%, 8/15/32  75,000 78
Sutter Health, Series 2025, 5.537%, 8/15/35  265,000 275
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(10) 200,000 201
Synopsys, 4.85%, 4/1/30  280,000 286
Synopsys, 5.70%, 4/1/55  290,000 285
T-Mobile USA, 3.50%, 4/15/31  325,000 307
T-Mobile USA, 5.05%, 7/15/33  90,000 91
Targa Resources, 5.65%, 2/15/36  135,000 137
Targa Resources, 6.125%, 5/15/55  65,000 63
Targa Resources, 6.15%, 3/1/29  159,000 168
Targa Resources Partners, 5.50%, 3/1/30  600,000 610
Texas Instruments, 5.10%, 5/23/35  385,000 393
Time Warner Cable, 6.55%, 5/1/37  33,000 34
Time Warner Cable, 6.75%, 6/15/39  170,000 176
Time Warner Cable, 7.30%, 7/1/38  50,000 54
TotalEnergies Capital International, 3.127%, 5/29/50  183,000 120
TotalEnergies Capital International, 3.461%, 7/12/49  165,000 116

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 50,000 51
U.S. Bancorp, VR, 4.967%, 7/22/33 (10) 104,000 103
Uber Technologies, 4.30%, 1/15/30  450,000 452
Uber Technologies, 4.50%, 8/15/29 (1) 419,000 418
UBS Group, VR, 3.091%, 5/14/32 (1)(10) 490,000 451
UBS Group, VR, 6.537%, 8/12/33 (1)(10) 480,000 525
UnitedHealth Group, 4.50%, 4/15/33  420,000 411
UnitedHealth Group, 5.30%, 6/15/35  180,000 184
UnitedHealth Group, 5.95%, 6/15/55  105,000 104
Verisk Analytics, 5.125%, 2/15/36  185,000 184
Vistra Operations, 5.70%, 12/30/34 (1) 11,000 11
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 135
Vistra Operations, 6.95%, 10/15/33 (1) 510,000 563
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 202
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 225,000 231
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  70,000 84
Wells Fargo, VR, 4.611%, 4/25/53 (10) 440,000 370
Wells Fargo, VR, 5.15%, 4/23/31 (10) 957,000 984
Windfall Mining Group, 5.854%, 5/13/32 (1) 200,000 207
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 195,000 195
Total Corporate Bonds (Cost $90,248) 91,142
EQUITY FUNDS  11.9%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,685,987 61,134
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 12,826,472 117,875
T. Rowe Price Real Assets Fund - I Class (3) 3,450,124 55,616
Total Equity Funds (Cost $218,844) 234,625
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 450,000 455
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 230,000 233
Comision Federal de Electricidad , 6.45%, 1/24/35 (1) 400,000 403
Corp. Andina de Fomento , VR, 6.75% (1)(10)(12) 200,000 206
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 400,000 406
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 267,437 275
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 220,000 225
Logicor Financing, 0.875%, 1/14/31 (EUR)  430,000 436
Ma'aden Sukuk , 5.25%, 2/13/30 (1) 940,000 967
Ma'aden Sukuk , 5.50%, 2/13/35 (1) 310,000 324
Petroleos Mexicanos , 5.95%, 1/28/31  410,000 383

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Petroleos Mexicanos , 7.69%, 1/23/50  225,000 192
Petroleos Mexicanos , 8.75%, 6/2/29  595,000 632
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  480,000 568
Republic of Peru, 6.20%, 6/30/55  410,000 415
Republic of Poland, Series 30Y, 5.50%, 3/18/54  215,000 202
Republic of Romania, 5.75%, 9/16/30 (1) 670,000 677
Republic of Romania, 6.625%, 5/16/36 (1) 570,000 571
Total Foreign Government Obligations & Municipalities
(Cost $7,370) 7,570
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  65,000 70
70
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  64,286 70
70
New York  0.0%
Metropolitan Transportation Auth., Build America, 6.548%,
11/15/31  170,000 180
180
Total Municipal Securities (Cost $316) 320
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.7%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO,
STEP, 2.881%, 12/25/66 (1) 223,777 210
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 205
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.637%, 11/15/34 (1) 235,000 3
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 175,165 159
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  486,930 511
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.656%, 12/15/39 (1) 398,877 400
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.004%, 5/15/41 (1) 718,592 720
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 5.687%, 1/15/42 (1) 300,000 299
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.763%, 6/15/35 (1) 125,000 125

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 55,898 50
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 175,357 148
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 12,549 12
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  250,191 249
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.005%, 8/15/41 (1) 395,000 395
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 5.548%, 7/25/45 (1) 244,937 246
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 254,259 256
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 192,798 194
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.287%, 3/25/50 (1) 122,920 118
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.664%, 12/25/49 (1) 750,000 738
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 22,033 20
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 14,423 13
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 300,770 303
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.133%, 7/25/44 (1) 3,960 4
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 188,009 160
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 115,000 115
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 353,457 357
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 241,619 243
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 410,000 425
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 128,779 110
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 180
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 67,527 61
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 78,190 71

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.574%, 12/25/50 (1) 276,962 243
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 67,459 61
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,595 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 6,072 6
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.237%, 6/25/50 (1) 288,544 253
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 245,000 245
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 361,965 365
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.955%, 5/15/41 (1) 265,000 263
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 339,124 338
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 99,541 100
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 98,663 99
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 258,596 211
New Residential Mortgage Loan Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.53%, 5/25/65 (1) 180,132 182
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 277,302 280
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 125,000 124
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 165,000 165
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.493%, 7/27/65 (1) 170,000 170
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,655,173 1,203
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 195,691 198
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.755%, 5/15/39 (1) 555,000 555
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.435%, 4/25/43  116,619 113
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.787%, 8/25/47 (1) 205,664 195
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 27,438 26

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 8,011 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 23,982 22
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 648 1
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.598%, 5/25/44 (1) 250,811 252
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.437%, 10/25/59 (1) 138,964 140
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.76%, 6/25/65 (1) 355,846 359
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.76%, 6/25/65 (1) 185,235 186
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.954%, 6/15/39 (1) 295,000 294
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 343,076 279
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 176,506 154
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 315,000 316
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 2.014%, 6.378%, 2/15/40 (1) 264,000 265
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $15,250) 14,773
PRIVATE INVESTMENT COMPANIES  5.9%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 41,962 115,917
Total Private Investment Companies (Cost $65,262) 115,917
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.8%
U.S. Government Agency Obligations  2.9%
Federal Home Loan Mortgage
2.50%, 4/1/30  75,401 73
3.00%, 12/1/42 - 4/1/47  394,736 359
3.50%, 8/1/42 - 3/1/44  354,939 335
4.00%, 8/1/40 - 9/1/45  271,184 263
4.50%, 6/1/39 - 10/1/41  203,250 204
5.00%, 8/1/35 - 8/1/40  137,162 140
5.50%, 10/1/38  46,121 48
6.00%, 10/1/32 - 8/1/38  35,383 37

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 9/1/34  8,071 8
7.00%, 4/1/32 - 6/1/32  1,645 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.77%, 10/1/36  1,023 1
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  2,848 3
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  2,226 2
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  2,461 3
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  6,456 7
RFUCCT1Y + 2.069%, 6.988%, 2/1/37  2,223 2
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  997,312 134
2.50%, 7/25/50  2,110,563 359
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  171,748 155
2.00%, 8/1/36 - 5/1/52  4,077,551 3,298
2.50%, 3/1/42 - 5/1/52  3,268,691 2,756
3.00%, 5/1/31 - 1/1/52  975,867 887
3.50%, 6/1/35 - 11/1/50  809,635 752
4.00%, 8/1/37 - 2/1/50  540,504 522
4.50%, 5/1/50 - 10/1/53  1,230,732 1,190
5.00%, 10/1/52 - 12/1/54  1,128,942 1,117
5.50%, 8/1/53 - 10/1/54  1,723,984 1,747
6.00%, 6/1/54 - 6/1/55  1,324,074 1,358
6.50%, 8/1/54 - 1/1/55  816,674 847
Federal National Mortgage Assn.
3.00%, 2/1/44  4,635 4
3.50%, 6/1/42 - 5/1/46  470,342 440
4.00%, 11/1/40  140,003 137
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.876%,
6.501%, 8/1/36  5,581 6
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  273,658 35
2.50%, 5/25/47  1,188,050 159
6.50%, 2/25/32  748 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  711,378 605
2.00%, 9/1/36 - 5/1/52  12,285,449 10,089
2.50%, 8/1/30 - 9/1/52  8,342,639 7,103
3.00%, 1/1/27 - 7/1/50  4,801,558 4,370
3.50%, 2/1/35 - 1/1/52  2,659,992 2,489
4.00%, 11/1/40 - 12/1/52  2,314,859 2,232
4.50%, 7/1/39 - 5/1/50  1,538,727 1,520
5.00%, 3/1/34 - 9/1/53  2,239,427 2,242

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 12/1/34 - 8/1/55  3,011,945 3,052
6.00%, 3/1/33 - 8/1/54  3,987,095 4,106
6.50%, 7/1/32 - 7/1/55  1,788,513 1,860
7.00%, 1/1/31 - 7/1/32  1,270 2
UMBS, TBA (13)
5.00%, 9/1/55  320,000 316
7.00%, 9/1/55  110,000 116
57,492
U.S. Government Obligations  0.9%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  231,942 209
2.00%, 1/20/51 - 3/20/52  2,731,828 2,239
2.50%, 8/20/50 - 12/20/51  3,804,478 3,245
3.00%, 7/15/43 - 6/20/52  2,113,043 1,886
3.50%, 8/20/42 - 7/20/52  1,563,662 1,448
4.00%, 2/20/41 - 10/20/52  1,874,966 1,770
4.50%, 11/20/39 - 4/20/53  1,215,703 1,197
5.00%, 7/20/39 - 6/20/49  813,228 825
5.50%, 1/20/36 - 3/20/49  412,139 423
6.00%, 4/15/36 - 11/20/52  425,563 438
7.00%, 2/20/27  344 —
7.50%, 6/15/32  2,590 3
8.00%, 10/20/25  1 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  51,823 48
3.50%, 10/20/50  250,000 208
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  6,333,372 749
2.50%, 6/20/51  3,077,392 440
3.50%, 5/20/43  41,175 6
4.00%, 2/20/43  26,566 4
Government National Mortgage Assn., TBA (13)
5.00%, 9/20/54  690,000 683
5.50%, 9/20/55  1,320,000 1,330
6.00%, 9/20/55  195,000 199
17,350
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $78,836) 74,842
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  7.5%
U.S. Treasury Obligations  7.5%
U.S. Treasury Bonds, 1.125%, 5/15/40  865,000 538

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 3.25%, 5/15/42  550,000 452
U.S. Treasury Bonds, 3.375%, 8/15/42 (14) 8,620,000 7,187
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,846
U.S. Treasury Bonds, 4.00%, 11/15/42  7,635,000 6,912
U.S. Treasury Bonds, 4.125%, 8/15/44  3,140,000 2,852
U.S. Treasury Bonds, 4.125%, 8/15/53  515,000 451
U.S. Treasury Bonds, 4.25%, 2/15/54  4,275,000 3,825
U.S. Treasury Bonds, 4.25%, 8/15/54  5,620,000 5,028
U.S. Treasury Bonds, 4.375%, 8/15/43  2,890,000 2,732
U.S. Treasury Bonds, 4.50%, 2/15/44  11,300,000 10,830
U.S. Treasury Bonds, 4.50%, 11/15/54 (14) 9,110,000 8,505
U.S. Treasury Bonds, 4.625%, 11/15/44  3,740,000 3,629
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,075
U.S. Treasury Bonds, 4.75%, 2/15/45  380,000 374
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 1,027
U.S. Treasury Notes, 1.50%, 1/31/27  6,625,000 6,421
U.S. Treasury Notes, 3.25%, 6/30/27  1,280,000 1,271
U.S. Treasury Notes, 3.50%, 2/15/33  1,080,000 1,047
U.S. Treasury Notes, 3.625%, 8/31/29  4,715,000 4,713
U.S. Treasury Notes, 3.75%, 4/30/27  2,320,000 2,323
U.S. Treasury Notes, 3.75%, 8/31/31  1,215,000 1,210
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,570
U.S. Treasury Notes, 3.875%, 4/30/30  5,520,000 5,567
U.S. Treasury Notes, 3.875%, 8/15/34  5,470,000 5,363
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,584
U.S. Treasury Notes, 4.00%, 3/31/30  1,720,000 1,744
U.S. Treasury Notes, 4.00%, 1/31/31  4,820,000 4,878
U.S. Treasury Notes, 4.00%, 2/15/34  5,360,000 5,329
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,601
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 419
U.S. Treasury Notes, 4.125%, 10/31/29  280,000 285
U.S. Treasury Notes, 4.125%, 3/31/32  1,555,000 1,576
U.S. Treasury Notes, 4.25%, 1/31/30  3,640,000 3,726
U.S. Treasury Notes, 4.25%, 11/15/34  465,000 468
U.S. Treasury Notes, 4.375%, 11/30/28  1,820,000 1,863
U.S. Treasury Notes, 4.375%, 12/31/29  7,920,000 8,145
U.S. Treasury Notes, 4.375%, 11/30/30  7,410,000 7,634
U.S. Treasury Notes, 4.375%, 5/15/34 (14) 7,475,000 7,622
U.S. Treasury Notes, 4.625%, 9/30/28  2,070,000 2,132

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 2/15/35  4,875,000 5,042
148,796
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $150,979) 148,796
SHORT-TERM INVESTMENTS  4.8%
Money Market Funds  4.8%
T. Rowe Price Treasury Reserve Fund, 4.37% (3)(15) 95,101,585 95,102
Total Short-Term Investments (Cost $95,102) 95,102
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.37% (3)(15) 4,327,081 4,327
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,327
Total Securities Lending Collateral (Cost $4,327) 4,327
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes Futures, Put, 9/26/25
@ $112.00 (5) 53 5,963 22
U.S. Treasury Two Year Notes Futures, Put, 9/26/25
@ $103.75 (5) 138 28,778 7
Total Exchange-Traded Options Purchased (Cost $66) 29

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
Description Contracts
Notional
Amount $ Value
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year
Index, 6/20/30), Pay
1.00% Quarterly,
Receive upon credit
default, 10/15/25 @
0.60%* (5) 1 49,131 31
Morgan Stanley
S&P 500 Index,
Put, 9/19/25 @
$6,200.00 (5) 11 7,106 20
Total OTC Options Purchased (Cost $80) 51
Total Options Purchased (Cost $146) 80
Total Investments in Securities  100.2%
(Cost $1,630,477) $ 1,979,505
Other Assets Less Liabilities (0.2)% (4,611)
Net Assets 100.0% $ 1,974,894
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $67,553 and represents 3.4% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2025.
(7) Level 3 in fair value hierarchy.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,003 and represents 0.2% of net assets.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Perpetual security with no stated maturity date.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,644 and represents 0.1% of net assets.
(14) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 9/1/54  600,000 (520)
(520)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 9/20/55  350,000 (298)
(298)
Total TBA Sales Commitments (Proceeds $(809)) (818)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 49,131 (15)
Morgan Stanley
S&P 500 Index, Put,
10/17/25 @ $5,975.00 95 61,372 (264)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
9/19/25 @ $80.00 1,510 12,210 (137)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/19/25 @ $80.00 1,510 12,210 (30)
Total Options Written (Premiums $(411)) $ (446)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 37,010 874 639 235
Total Centrally Cleared Credit Default Swaps,
Protection Sold 235
Interest Rate Swaps (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 8,772 (5) — (5)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 8,296 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.358% (SOFR) Annually, 4/30/35 5,825 (3) — (3)
10 Year Interest Rate Swap, Pay Fixed
3.705% Annually, Receive Variable
4.355% (SOFR) Annually, 7/2/35 5,892 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.360% (SOFR) Annually, 4/24/35 5,970 (60) — (60)
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.354% (SOFR) Annually, 5/16/35 11,272 (294) — (294)
Total Centrally Cleared Interest Rate Swaps (374)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,080 8 — 8
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,080 7 — 7

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 2,568 17 — 17
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 2,035 13 — 13
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 2,707 16 — 16
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,080 6 — 6
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 323 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 527 7 — 7
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 1,052 12 — 12
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 112 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 736 8 — 8
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 2,370 12 — 12
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 1,535 2 — 2

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 1,465 1 — 1
Total Centrally Cleared Zero-Coupon Inflation
Swaps 114
Total Centrally Cleared Swaps (25)
Net payments (receipts) of variation margin to date 26
Variation margin receivable (payable) on centrally cleared swaps $ 1
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/24/25 CAD 2,680 USD 1,953 $ 3
Citibank 10/24/25 USD 1,247 CAD 1,705 2
Goldman Sachs 10/24/25 JPY 142,535 USD 973 3
HSBC Bank 11/7/25 CLP 540,935 USD 554 6
Nomura Securities
International 10/24/25 USD 1,947 JPY 285,070 (5)
RBC Dominion
Securities 10/24/25 JPY 142,535 USD 976 —
Standard Chartered 11/21/25 USD 6,838 EUR 5,825 (11)
State Street 11/21/25 EUR 491 USD 576 1
Toronto-Dominion Bank 10/24/25 USD 1,895 CAD 2,615 (14)
UBS Investment Bank 10/17/25 MXN 17,775 USD 937 11
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 49 Euro BOBL contracts 9/25 (6,733) $ 41
Short, 18 Euro BTP contracts 9/25 (2,532) —
Short, 10 Euro BUND contracts 9/25 (1,516) (3)
Short, 21 MSCI EAFE Index contracts 9/25 (2,857) (85)
Short, 34 S&P 500 E-Mini Index contracts 9/25 (11,004) (119)
Short, 7 Government of Canada five year bond
contracts 12/25 (583) (2)
Long, 28 U.K. Gilt ten year contracts 12/25 3,426 (9)
Long, 60 U.S. Treasury Notes five year contracts 12/25 6,568 20
Long, 183 U.S. Treasury Notes two year contracts 12/25 38,163 47
Short, 47 Ultra U.S. Treasury Bonds contracts 12/25 (5,479) 25
Long, 182 Ultra U.S. Treasury Notes ten year
contracts 12/25 20,822 79
Net payments (receipts) of variation margin to date 75
Variation margin receivable (payable) on open futures contracts $ 69

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.49%  $ — $ (280) $ 1,474
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.75%  — 3,662 1,458
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.35%  — 248 50
T. Rowe Price Institutional Emerging Markets
Equity Fund  (242) 5,805 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.99%  — 75 676
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.32%  — 1,251 1,426
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.53%  — (141) 1,118
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.61%  — 163 34
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — 1,795 —
T. Rowe Price Real Assets Fund - I Class  7 4,695 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.85%  — 175 220
T. Rowe Price Government Reserve Fund,
4.37% — — —++
T. Rowe Price Treasury Reserve Fund, 4.37% — — 1,015
Totals $ (235)# $ 17,448 $ 7,471+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.49%  $ 109,339 $ 1,457 $ — $ 110,516
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.75%  89,998 1,444 — 95,104
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.35%  11,192 49 — 11,489
T. Rowe Price Institutional
Emerging Markets Equity
Fund  57,071 — 1,742 61,134
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.99%  36,068 670 — 36,813
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.32%  80,579 4,360 — 86,190
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.53%  114,661 5,106 — 119,626
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 4.61%  8,587 33 — 8,783
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  116,080 — — 117,875
T. Rowe Price Real Assets
Fund - I Class  51,413 — 492 55,616
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.85%  20,536 217 — 20,928
T. Rowe Price Government
Reserve Fund, 4.37% 5,021  ¤  ¤ 4,327
T. Rowe Price Treasury
Reserve Fund, 4.37% 91,950  ¤  ¤ 95,102
Total $ 823,503^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,471 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $843,329.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Conservative Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Conservative Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 366,199 $ — $ 366,199
Bond Funds 489,449 — — 489,449
Common Stocks 507,827 163,309 519 671,655
Convertible Preferred Stocks — — 2,151 2,151
Equity Funds 234,625 — — 234,625
Private Investment
Companies — — 115,917 115,917
Short-Term Investments 95,102 — — 95,102
Securities Lending Collateral 4,327 — — 4,327
Options Purchased 29 51 — 80
Total Securities 1,331,359 529,559 118,587 1,979,505
Swaps* — 349 — 349
Forward Currency Exchange
Contracts — 26 — 26
Futures Contracts* 212 — — 212
Total $ 1,331,571 $ 529,934 $ 118,587 $ 1,980,092
Liabilities
TBA Sales Commitments $ — $ 818 $ — $ 818
Options Written — 446 — 446
Swaps* — 37 4 — 374
Forward Currency Exchange
Contracts — 30 — 30
Futures Contracts* 218 — — 218
Total $ 218 $ 1,668 $ — $ 1,886
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2025, totaled $(1,629,000) for the period ended August 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/25
Investment in Securities
Common Stocks $ 517 $ 60 $ 8 $ (66) $ 519
Convertible Bonds 44 29 — (73) —
Convertible Preferred Stocks 1,880 280 156 (165) 2,151
Private Investment Companies 124,771 3,146 — (12,000) 115,917
Total $ 127,212 $ 3,515 $ 164 $ (12,304) $ 118,587
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 519 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 4.0x
3.5x Increase
Enterprise
value to gross
profit multiple
4.9x
–7.2x
6.6x Increase
Enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Price to
tangible book
value multiple
1.0x 1.0x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 46% 46% Increase
Convertible
Preferred
Stocks
$ 2,151 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Third-party
valuation
—# —# —#
Probability
for potential
outcome
25%
- 50%
33% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
1.3x
– 19.9x
8.2x Increase
Sales growth
rate
15%
- 87%
40% Increase
Enterprise
value to gross
profit multiple
2.0x
– 32.3x
15.7x Increase
Gross profit
growth rate
18%
- 116%
79% Increase
Enterprise
value to
EBITDA
multiple
12.0x
- 35.9x
21.2x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
- 79%
31% Increase
Discount to
public company
multiple
20%
- 40%
27% Decrease
Discount rate
for cost of
capital
25%
- 38%
31% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F101-054Q1 08/25
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 115,917 Rollforward of
Investee NAV
Estimated
return
0.77% 0.77% Increase